Property and equipment, net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	¥ 11,774		¥ 10,664
Less: Accumulated depreciation	(4,365)		(5,495)
Property and equipment, net	7,409	$ 1,022	5,169
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total	5,423		5,891
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 6,351		¥ 4,773